Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash	$ 3,556	$ 5,483	$ 4,218
Accounts receivable, net	35	38	70
Other receivable	19	780	176
Inventories	1,639	1,708	1,404
Prepaid expenses and other current assets	508	887
Total current assets	5,757	8,896
Property and equipment, net	1,116	1,275	351
Prepaid expenses and other assets	390	488
Total assets	8,181	11,538	8,271
Current liabilities:
Accounts payable	2,681	1,652	1,554
Accrued expenses	5,864	3,713
Other current liabilities	13	573	645
Forward purchase agreement warrant liability	12	472	4
Product warranty liability, current portion	250	282	311
Total current liabilities	8,988	7,538	7,285
Product warranty liability, net of current portion	1,683	1,771
Private warrant liability	2,839
Publicly traded warrant liability	533	662
Other liability	891	891
Total liabilities	15,712	30,380	10,047
Commitments and contingencies (see Note 14)
Mezzanine equity
Warrants issued to placement agent (see Note 9)	130
Stockholders’ deficit
Preferred stock, value
Common stock, value	2	2
Additional paid-in capital	298,116	266,013	255,596
Accumulated deficit	(305,659)	(284,734)	(257,256)
Accumulated other comprehensive loss	(120)	(123)	(118)
Total stockholders’ deficit	(7,661)	(18,842)	(1,776)
Total liabilities, mezzanine equity, and stockholders’ deficit	8,181	11,538	8,271
Related Party
Current assets:
Operating lease right-of-use asset (related party)	918	879	464
Current liabilities:
Accrued interest (related party)		703
Operating lease liability, current portion (related party)	168	143	158
Term loans payable (related party)		18,716
Forward purchase agreement put option liability			103
Product warranty liability, net of current portion		1,771	1,923
Operating lease liability, net of current portion (related party)	$ 778	802	404
Publicly traded warrant liability		662	332
Other liability		891
Series A Preferred Stock
Stockholders’ deficit
Preferred stock, value
Class A Common Stock
Stockholders’ deficit
Common stock, value		2	2
Previously Reported
Current assets:
Prepaid expenses and other current assets		1,375	1,588
Total current assets		9,384	7,456
Current liabilities:
Accrued expenses		4,416	4,613
Stockholders’ deficit
Accumulated deficit			$ (257,242)
Previously Reported | Related Party
Current liabilities:
Accrued interest (related party)